Income Taxes - Components of Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Taxes currently payable									$ 528	$ 537
Deferred income taxes									13	342
Income tax expense	$ 202	$ 58	$ 168	$ 113	$ 233	$ 215	$ 295	$ 136	$ 541	$ 879